Financial Assets and Financial Liabilities	12 Months Ended
Dec. 31, 2018
Financial assets and financial liabilities [abstract]
Financial assets and financial liabilities
22	Financial assets and financial liabilities

The Group holds the following financial instruments:

		As at 31 December
Financial assets	Note	2017 RMB’000	2018 RMB’000
Financial assets at amortized cost
Trade receivables	(a)	386,480	81,990
Bills receivable	(a)	1,090,479	—
Other receivables	(a)	83,551	105,803
Amounts due from related parties excluded prepayments	(a),28(c)	1,953,471	2,219,007
Cash and cash equivalents	(b)	7,504,266	8,741,893
Time deposits with financial banks	(c)	2,000,000	1,500,000
Financial assets at fair value through other comprehensive income	(d)	—	1,672,431
Financial assets at fair value through profit or loss	(e)	—	2,727,279

		13,018,247	17,048,403

		As at 31 December
Financial liabilities	Note	2017 RMB’000	2018 RMB’000
Financial liabilities at amortized cost
Borrowings	(f)	606,157	497,249
Trade payables	(g)	1,908,457	2,922,998
Other payables	(g)	3,568,817	5,167,230
Amounts due to related parties	(g),28(c)	3,731,687	4,567,814
Financial liabilities at fair value through profit or loss		1,516	11,005

		9,816,634	13,166,296

The Company’s exposure to various risks associated with the financial instruments is discussed in Note 4. The maximum exposure to credit risk at the end of the reporting period is the carrying amount of each class of financial assets mentioned above.

(a)	Trade and other receivables

	As at 31 December
	2017	2018
	RMB’000	RMB’000
Trade receivables	386,517	82,044

Less: impairment provision	(37)	(54)

	386,480	81,990

Bills receivable	1,090,479	—
Amounts due from related parties excluded prepayments	1,953,471	2,219,007

	3,430,430	2,300,997

Other receivables	83,551	105,803

	3,513,981	2,406,800

For the year ended 31 December 2018, certain associates and joint ventures of the Group declared dividends with total amount of RMB 811,473 thousands to the Group (2017: RMB 479,633 thousands, 2016: RMB 557,312 thousands). As at 31 December 2018 and 31 December 2017, all these declared dividends had been received by the Group.

The interest receivable amounted of RMB 79,224 thousands was recorded in the balance of other receivables (31 December 2017: RMB 52,993 thousands).

Amounts due from related parties mainly represent trade-related balances, unsecured in nature and bear no interest.

The aging analysis based on invoice date of trade receivables, bills receivable and amounts due from related parties excluded prepayments (net of allowance for doubtful debts) is as follows:

	As at 31 December
	2017 RMB’000	2018 RMB’000

Within 1 year	3,430,384	2,300,957
1-2 year	38	29
2-3 year	8	11

	3,430,430	2,300,997

Movements of the Group’s impairment provision for trade and other receivables are as follows:

	2017 RMB’000	2018 RMB’000

As at 1 January	992	1,053
Provision for receivables impairment	66	39
Receivables written off during the year as uncollectible	(5)	(894)

As at 31 December	1,053	198

As at 31 December 2018 and 31 December 2017, no trade receivable or bills receivable was pledged as collateral.

Sales to third parties are generally on cash basis or on letter of credit. Subject to negotiation, credit is generally only available for major customers with well-established trading records.

(b)	Cash and cash equivalents

	As at 31 December
	2017 RMB’000	2018 RMB’000
Cash deposits with a related party	29,128	22,082
Cash at bank and on hand	7,475,138	8,719,811

	7,504,266	8,741,893

(c)	Time deposits with banks

	As at 31 December
	2017 RMB’000	2018 RMB’000
Six-month time deposits with banks	2,000,000	1,500,000

As at 31 December 2018, six-month time deposits with banks were at an interest rate of 4.5% per annum (31 December 2017: 4.2% - 4.4% per annum).

(d)	Financial assets at fair value through other comprehensive income

	As at 31 December
	2017 RMB’000	2018 RMB’000
Trade and bill receivables	—	1,672,431

As at 31 December 2018, certain trade receivables and bills receivable were classified as financial assets at FVOCI, as the Group’s business model is achieved both by collecting contractual cash flows and selling of these assets.

(e)	Financial assets at fair value through profit or loss

	As at 31 December
	2017 RMB’000	2018 RMB’000
Structured deposits	—	2,719,811
Foreign exchange options	—	7,468

	—	2,727,279

As at 31 December 2018, financial assets at fair value through profit or loss are mainly structured deposits with banks, which are presented as current assets since they are expected to be collected within 6 months from the end of the reporting period.

(f)	Borrowings

	As at 31 December
	2017 RMB’000	2018 RMB’000
Credit loans due within one year
-Short term bank loans	606,157	497,249

The weighted average interest rate for the Group’s borrowings was 3.63% for the year ended 31 December 2018 (2017: 2.93%).

As at 31 December 2018, no borrowings were secured by property, plant and equipment (31 December 2017: Nil).

As at 31 December 2018, the Group had credit facilities with several PRC financial institutions which provided the Group to borrow or to guarantee the issuance of the bills of lading up to RMB 18,716,320 thousands, within which amounted to RMB 16,961,535 thousands were unused. The maturity dates of the unused facility amounted to RMB 3,710,000 thousands will be after 31 December 2019. Management assessed that all the facilities could be renewed upon the expiration dates.

(g)	Trade and other payables

	As at 31 December
	2017 RMB’000	2018 RMB’000
Trade payables	1,908,457	2,922,998
Amounts due to related parties	3,731,687	4,567,814

	5,640,144	7,490,812

Staff salaries and welfares payable	123,959	128,861
Taxes payable (exclude income tax payable)	2,655,291	4,342,676
Interest payable	864	5,952
Dividends payable	23,686	26,488
Construction payable	425,891	334,249
Other liabilities	339,126	329,004

	3,568,817	5,167,230

	9,208,961	12,658,042

As at 31 December 2018 and 2017, all trade and other payables of the Group were non-interest bearing, and their fair value approximated their carrying amounts due to their short maturities.

Majority of amount due to related parties were trade payable for purchasing crude oil from related parties.

As at 31 December 2018 and 2017, the ageing analysis of the trade payables (including bills payable and amounts due to related parties with trading nature) based on invoice date was as follows:

	As at 31 December
	2017	2018
	RMB’000	RMB’000
Within one year	5,568,507	7,451,168
Between one and two years	58,016	25,231
Over two years	13,621	14,413

	5,640,144	7,490,812